Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.43%
Communication services: 1.07%
Interactive media & services: 1.07%
Eventbrite Incorporated Class A †	31,366	$ 595,954
Consumer discretionary: 10.79%
Auto components: 2.14%
Dana Incorporated	26,559	631,042
Gentherm Incorporated †	7,942	564,279
		1,195,321
Diversified consumer services: 2.30%
Houghton Mifflin Harcourt Company †	40,663	448,920
Service Corporation International	15,535	832,521
		1,281,441
Hotels, restaurants & leisure: 1.94%
Jack In The Box Incorporated	6,226	693,825
Planet Fitness Incorporated Class A †	5,139	386,710
		1,080,535
Internet & direct marketing retail: 2.75%
Revolve Group Incorporated †	12,146	836,859
The RealReal Incorporated †	35,242	696,382
		1,533,241
Specialty retail: 1.66%
National Vision Holdings Incorporated †	18,119	926,424
Consumer staples: 5.36%
Food products: 3.63%
Nomad Foods Limited †	26,436	747,346
The Simply Good Foods Company †	22,991	839,401
TreeHouse Foods Incorporated †	9,811	436,786
		2,023,533
Personal products: 1.73%
e.l.f. Beauty Incorporated †	20,003	542,881
The Honest Company Incorporated †«	26,257	425,101
		967,982
Financials: 13.65%
Banks: 6.58%
Ameris Bancorp	9,189	465,239
Pinnacle Financial Partners Incorporated	7,065	623,769
Sterling Bancorp	19,763	489,925
United Community Bank	12,162	389,306
Veritex Holdings Incorporated	16,611	588,196
Webster Financial Corporation	10,794	575,752
Wintrust Financial Corporation	7,077	535,234
		3,667,421
See accompanying notes to portfolio of investments

Wells Fargo Small Cap Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Capital markets: 1.18%
Raymond James Financial Incorporated	5,070	$ 658,593
Insurance: 4.37%
Axis Capital Holdings Limited	15,799	774,309
CNO Financial Group Incorporated	19,796	467,582
First American Financial Corporation	8,067	502,977
Reinsurance Group of America Incorporated	6,088	694,032
		2,438,900
Thrifts & mortgage finance: 1.52%
Essent Group Limited	18,823	846,094
Health care: 14.61%
Biotechnology: 2.85%
Acceleron Pharma Incorporated †	745	93,490
Agios Pharmaceuticals Incorporated †	3,031	167,038
Arena Pharmaceuticals Incorporated †	3,297	224,855
Atara Biotherapeutics Incorporated †	6,742	104,838
Coherus Biosciences Incorporated †	9,966	137,830
Insmed Incorporated †	8,422	239,690
Mirati Therapeutics Incorporated †	875	141,339
Neurocrine Biosciences Incorporated †	2,676	260,428
Sage Therapeutics Incorporated †	1,854	105,326
Zymeworks Incorporated †	3,328	115,448
		1,590,282
Health care equipment & supplies: 8.92%
AngioDynamics Incorporated †	37,168	1,008,368
Haemonetics Corporation †	6,803	453,352
Integer Holdings Corporation †	12,229	1,151,972
LivaNova plc †	15,873	1,335,078
Mesa Laboratories Incorporated	573	155,380
Neuronetics Incorporated †«	22,169	355,147
Teleflex Incorporated	1,289	517,907
		4,977,204
Health care technology: 0.49%
Schrodinger Incorporated †	3,575	270,306
Life sciences tools & services: 2.12%
Bruker Corporation	11,797	896,336
Codexis Incorporated †	12,680	287,329
		1,183,665
Pharmaceuticals: 0.23%
Theravance Biopharma Incorporated †	8,710	126,469
Industrials: 17.11%
Building products: 4.50%
Armstrong World Industries Incorporated	10,512	1,127,517
Masonite International Corporation †	10,202	1,140,482
Tecnoglass Incorporated	11,333	242,526
		2,510,525
See accompanying notes to portfolio of investments

2  |  Wells Fargo Small Cap Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 2.55%
Steelcase Incorporated Class A	37,784	$ 570,916
Stericycle Incorporated †	11,934	853,878
		1,424,794
Construction & engineering: 1.60%
APi Group Corporation 144A†	42,750	893,046
Electrical equipment: 1.28%
Atkore International Incorporated †	10,030	712,130
Machinery: 3.38%
Albany International Corporation Class A	2,841	253,588
Rexnord Corporation	13,460	673,538
SPX Corporation †	15,708	959,445
		1,886,571
Road & rail: 1.10%
Ryder System Incorporated	8,262	614,114
Trading companies & distributors: 2.70%
Air Lease Corporation	22,439	936,604
Herc Holdings Incorporated †	5,056	566,626
		1,503,230
Information technology: 21.80%
Communications equipment: 0.64%
Infinera Corporation †«	35,046	357,469
Electronic equipment, instruments & components: 2.24%
Avnet Incorporated	13,543	542,803
Littelfuse Incorporated	2,765	704,494
		1,247,297
IT services: 3.85%
EVO Payments Incorporated Class A †	28,277	784,404
Paya Holdings Incorporated Class A †«	54,309	598,485
WNS Holdings Limited ADR †	9,579	765,075
		2,147,964
Semiconductors & semiconductor equipment: 2.54%
Brooks Automation Incorporated	5,727	545,669
Macom Technology Solutions Holdings Incorporated †	13,620	872,770
		1,418,439
Software: 12.53%
8x8 Incorporated †	24,706	685,839
Benefitfocus Incorporated †	19,012	268,069
Cloudera Incorporated †	35,673	565,774
CommVault Systems Incorporated †	7,404	578,771
Medallia Incorporated †	30,319	1,023,266
Mimecast Limited †	15,321	812,779
New Relic Incorporated †	4,411	295,405
Pagerduty Incorporated †«	16,750	713,215
Q2 Holdings Incorporated †	4,989	511,772
See accompanying notes to portfolio of investments

Wells Fargo Small Cap Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Software (continued)
SPS Commerce Incorporated †	7,173	$ 716,224
Zendesk Incorporated †	5,659	816,820
		6,987,934
Materials: 6.78%
Chemicals: 4.30%
Ashland Global Holdings Incorporated	9,440	826,000
Quaker Chemical Corporation	4,185	992,640
Westlake Chemical Corporation	6,454	581,441
		2,400,081
Containers & packaging: 1.42%
Silgan Holdings Incorporated	19,086	792,069
Metals & mining: 1.06%
Reliance Steel & Aluminum Company	3,914	590,623
Real estate: 6.26%
Equity REITs: 6.26%
American Homes 4 Rent Class A	24,299	944,016
CoreSite Realty Corporation	7,995	1,076,127
Four Corners Property Trust Incorporated	28,623	790,281
Healthcare Realty Trust Incorporated	22,470	678,594
		3,489,018
Total Common stocks (Cost $40,801,511)		54,338,669

Investment companies: 1.02%
Exchange-traded funds: 1.02%
SPDR S&P Biotech ETF «	4,188	567,055
Total Investment companies (Cost $652,820)		567,055

		Yield
Short-term investments: 4.43%
Investment companies: 4.43%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	1,723,900	1,723,900
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	748,742	748,742
Total Short-term investments (Cost $2,472,642)				2,472,642
Total investments in securities (Cost $43,926,973)	102.88%			57,378,366
Other assets and liabilities, net	(2.88)			(1,606,222)
Total net assets	100.00%			$55,772,144

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

4  |  Wells Fargo Small Cap Fund

Portfolio of investments—June 30, 2021 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$668,925	$5,076,245	$(4,021,270)	$0	$0	$1,723,900		1,723,900	$82#
Wells Fargo Government Money Market Fund Select Class	893,581	4,127,776	(4,272,615)	0	0	748,742		748,742	37
				$0	$0	$2,472,642	4.43%		$119

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Small Cap Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

6  |  Wells Fargo Small Cap Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$595,954	$0	$0	$595,954
Consumer discretionary	6,016,962	0	0	6,016,962
Consumer staples	2,991,515	0	0	2,991,515
Financials	7,611,008	0	0	7,611,008
Health care	8,147,926	0	0	8,147,926
Industrials	9,544,410	0	0	9,544,410
Information technology	12,159,103	0	0	12,159,103
Materials	3,782,773	0	0	3,782,773
Real estate	3,489,018	0	0	3,489,018
Investment companies	567,055	0	0	567,055
Short-term investments
Investment companies	2,472,642	0	0	2,472,642
Total assets	$57,378,366	$0	$0	$57,378,366
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Small Cap Fund  |  7